Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net loss	$ (8,547,016)	$ (4,280,225)	$ (6,706,972)	$ (10,058,996)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation	$ 121,657	122,494	245,787	230,071
Charge for common stock issued for collaboration agreement			100,002	1,500,000
Common stock issued in exchange for services			256,040	$ 82,148
Issuance of common stock for acquisition of in-process research and development			4,000,000
Warrants issued to vendors		4,775	4,775	$ 4,775
Issuance of common stock	$ 118,761	253,542
Change in fair value of warrant liability	4,955,110	995,098	(3,436,195)	3,654,770
Share-based compensation	279,188	297,919	720,150	803,060
Change in operating assets and liabilities:
Contracts and grants receivable	$ 61,202	402,026	72,319	(527,778)
Taxes receivable		750,356	750,356	(750,356)
Prepaid expenses	$ (70,610)	71,924	(37,537)	5,302
Accounts payable	(367,098)	445,309	1,483,255	395,787
Accrued compensation	(266,943)	(163,415)	81,291	204,244
Total adjustments	4,831,267	3,180,028	4,240,243	5,602,023
Net cash used in operating activities	(3,715,749)	(1,100,197)	(2,466,729)	$ (4,456,973)
Investing activities:
Payments for acquisition of in-process research and development			(250,000)
Purchases of office equipment			(50,866)	$ (17,728)
Purchases of fixed assets	(13,706)	(42,191)
Net cash used in investing activities	(13,706)	(42,191)	(300,866)	(17,728)
Financing activities:
Net proceeds from sale of units containing common stock and warrants			1,937,894	6,210,537
Proceeds from issuance of common stock pursuant to the equity line	1,115,025	$ 314,475	470,475	528,051
Proceeds from exercise of warrants	1,113,164
Proceeds from exercise of stock options	11,750	$ 13,003	28,078	235,975
Net cash provided by financing activities	2,239,939	327,478	2,436,447	6,974,563
Net decrease in cash and cash equivalents	(1,489,516)	(814,910)	(331,148)	2,499,862
Cash and cash equivalents at beginning of period	5,525,094	5,856,242	5,856,242	3,356,380
Cash and cash equivalents at end of period	4,035,578	5,041,332	$ 5,525,094	5,856,242
Supplemental disclosure of non cash investing and financing activities:
Fair Value of warrants issued in Unit Offering				4,827,788
Reclassification of warrant liability to additional paid in capital upon partial exercise of warrants issued in unit offering	$ 2,543,117	$ 502,025	$ 1,055,490	201,311
Supplemental information:
Cash paid for state income taxes			$ 6,994	$ 3,080